LONG TERM BANK LOANS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Loans Payable to Bank, Noncurrent	$ 0	$ 7,652,046
Less: current portion	7,269,027	0
Long-term Debt [Member]
Debt Instrument [Line Items]
Loans Payable to Bank, Noncurrent	7,269,027	7,652,046
Less: current portion	$ 7,269,027	$ 0
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Debt Instrument, Maturity Date	Aug. 30, 2019